Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill
Intangible assets and goodwill

13. Intangible assets and goodwill

						Internally-
Cost	Brand	Customer				developed
in €‘000	name	base	Licenses		Technology	software	Goodwill	Total
Balance as of January 1, 2021	7,058	44,759	546,411		16,878	36,263	96,096	747,465
Additions	—	—	324,234		1,032	11,794	—	337,060
Additions through business combinations	1,767	22,134	5		60,918	—	151,225	236,049
Disposals	—	—	(172,042)		(6)	—	—	(172,048)
Disposal due to reduction in service potential	—	—	(9,132)		—	—	—	(9,132)
Translation adjustments	168	1,380	869		4,623	69	11,672	18,781
Balance as of December 31, 2021	8,993	68,273	690,345		83,445	48,126	258,993	1,158,175
Additions	—	—	93,346		8,915	17,730	—	119,991
Additions through business combinations	3,901	6,721	61		17,469	—	49,316	77,468
Disposals	—	—	(42,186)		(5,800)	(1,291)	—	(49,277)
Disposal due to reduction in service potential	—	—	(646)		—	—	—	(646)
Translation adjustments	283	976	706		3,572	374	7,505	13,416
Balance as of December 31, 2022	13,177	75,970	741,626		107,601	64,939	315,814	1,319,127
Amortization and impairment in €‘000
Balance as of January 1, 2021	(6,009)	(23,168)	(336,136)		(12,610)	(13,484)	(9,989)	(401,396)
Amortization	(396)	(5,012)	(100,601)	1)	(6,048)	(6,991)	—	(119,048)
Disposals	—	—	172,042		6	188	—	172,236
Translation adjustments	(37)	(26)	(441)		(169)	30	(852)	(1,495)
Balance as of December 31, 2021	(6,442)	(28,206)	(265,136)		(18,821)	(20,257)	(10,841)	(349,703)
Amortization	(1,039)	(6,543)	(144,065)	1)	(13,402)	(7,782)	—	(172,831)
Disposals	—	—	42,186		5,800	1,290	—	49,276
Translation adjustments	(228)	(224)	(390)		(21)	(390)	(984)	(2,237)
Balance as of December 31, 2022	(7,709)	(34,973)	(367,405)		(26,444)	(27,139)	(11,825)	(475,495)
Carrying amount
As of December 31, 2021	2,551	40,067	425,209		64,624	27,869	248,152	808,472
As of December 31, 2022	5,468	40,997	374,221		81,157	37,800	303,989	843,632
1)	Includes €94,312 and €140,200 of sport rights amortization for the years ended December 31, 2021 and 2022, respectively.

As of December 31, 2021 and 2022, brand names with a carrying amount of €944, have indefinite useful lives. These are classified as intangible assets with indefinite useful lives based on an analysis of the product life cycles and other relevant factors indicating that the future positive cash flows are expected to be generated for an indefinite period of time. During the years ended December 31, 2021 and 2022 there was an increase of €1,767 and €3,901, respectively, due to additions from business combinations.

During the years ended December 31, 2020, 2021 and 2022, the Group capitalized internally-developed software costs of €6,093, €11,794 and €17,730, respectively, which are shown separately on the consolidated statements of profit or loss and other comprehensive income. The capitalization of internally-developed software consists of personnel expenses (2020: €5,736; 2021: €11,592; 2022: €15,560) and external costs included in the line item “Purchased services and licenses (excluding depreciation and amortization)” (2020: €357; 2021: €202; 2022: €2,170).

As of December 31, 2021 and 2022, additions to licenses in the amount of €262,003 and €78,557, respectively were unpaid and recognized as liabilities. Further, additions of €4,389 and €4,874 as of December 31, 2021 and 2022, respectively, relate to barter transactions. As of December 31, 2021 and 2022, additions of €27,965 and €0 relate to a recognized asset resulting from granted equity instruments and a warrant to a licensor. During the years ended December 31, 2020, 2021 and 2022, the Group settled €71,861 , €82,187 and €117,706, respectively, of prior years’ liabilities related to the acquisition of intangible assets. During the years ended December 31, 2020, 2021 and 2022, the cash outflows for acquisitions of intangible assets amounted to €91,956, €124,890 and €154,266, respectively.

During the years ended December 31, 2020, 2021 and 2022, research and development expenditure that is not eligible for capitalization amounted to €28,511, €36,687 and €50,914 respectively, and has been expensed under personnel expenses in the consolidated statements of profit or loss and other comprehensive income.

The three largest sport rights included within licenses have a net book value of €147,427, €55,512 and €39,927 and constitute 66% of the balance as of December 31, 2022. The remaining useful lives are eight years, three years and two years, respectively.

13.1 Impairment test

Goodwill

For the purpose of impairment testing, goodwill acquired through business combinations is allocated to a CGU that is expected to benefit from the synergies of the combination and represents the lowest level within the Group at which goodwill is monitored for internal management purposes and which is not higher than the Group’s operating segments.

Allocation of the carrying amount of goodwill to the respective CGUs and the key assumptions used in estimation of the recoverable amount are as follows:

Goodwill per CGU	RoW	RoW	RoW	United
in €‘000	Betting	Betting AV	Other	States
Goodwill as of January 1, 2021	29,335	44,001	12,772	—
Acquisition	—	57,814	4,659	88,752
Foreign currency translation effect	117	4,481	72	6,148
Goodwill as of December 31, 2021	29,452	106,296	17,504	94,900
Acquisition	46,237	—	3,079	—
Foreign currency translation effect	(1,793)	3,875	(56)	4,495
Goodwill as of December 31, 2022	73,896	110,171	20,527	99,395

Key assumptions used
For 2021:
Terminal value growth rate	2.0%	2.0%	2.0%	2.0%
Budgeted EBITDA margin [1]	39.8%	15.3%	22.1%	23.2%
Discount rate —WACC (before taxes)	10.1%	10.1%	12.0%	12.7%
For 2022:
Terminal value growth rate	2.0%	2.0%	2.0%	2.0%
Budgeted EBITDA margin [1]	38.5%	14.6%	22.7%	26.7%
Discount rate —WACC (before taxes)	12.2%	12.1%	13.7%	15.1%
[1]

The budgeted EBITDA margin for the RoW Betting CGUs represents an average margin, whereas the budgeted EBITDA margin for the RoW Other and United States CGUs represents the assumption for the last year of the budget period.

An impairment is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of its value in use and its fair value less costs to sell. The Group determines the recoverable amount of a CGU on the basis of its value in use.

Impairment tests of goodwill are performed based on the financial budgets most recently prepared by the Group covering the two-year period to December 31, 2024. The budgets are based on historical experience and represent management’s best estimates about future developments. Budgeted EBITDA was estimated taking into account the average cash flow growth levels experienced over the past years and the estimated sales volume and price growth for the next two years. Sales volumes, sales prices and variable cost assumptions are derived from industry forecasts, forecasts for the regions in which the Group operates, internal management projections and past performance. Cash flow projections beyond the budget period are applied to the CGUs for the following one year with transition into perpetuity. They are based on internal management projections. For CGUs United States and RoW Other, cash flows after the budget period are extrapolated for a further eleven years using declining growth rates and a terminal growth rate thereafter. Both CGUs are in the investment phase and management expects they will be profitable in a longer run. Therefore, management enlarged the time horizon for the extrapolated periods beyond five years as presumed by IAS 36 Impairment of assets. The cash flows are initially discounted at a rate corresponding to the post-tax cost of capital. Pre-tax discount rates are then determined iteratively for disclosure purposes. The resulting value in use for each CGU is then compared to the carrying amount of the CGU. The key assumptions used by CGUs are shown in the table above.

Based on the above, no impairment of goodwill was identified as of December 31, 2021 or 2022, as the recoverable value of the CGUs exceeded the carrying value.

Due to significant losses incurred in 2020 and expected decline in future performance for the CGU United States (former Sports Media – US), an impairment assessment of goodwill was performed. Accordingly, management estimated the recoverable amount of the CGU, which was its value in use of (€17.9) million. The estimate of value in use was determined using a pre-tax discount rate of 14.7% and a terminal value growth rate of 2%. The carrying amount of the CGU United States was determined to be higher than its recoverable amount and an impairment loss was recognized in the consolidated statement of profit or loss and other comprehensive income. An indication of impairment of the NBA and NFL license rights (partly allocated to the CGU – United States) was identified at the same time. Therefore, the license rights were first tested for impairment (see below) and a proportionate amount of the impairment was allocated to the CGU United States. The impairment loss resulting from the goodwill impairment test for the CGU United States (after considering the impairment on the NBA and NFL license rights) was allocated to goodwill and an amount of €10.4 million was written off. The CGU United States goodwill impairment is a part of the United States segment. As of December 31, 2020, no impairment of goodwill was identified for any other CGUs, as the recoverable value of the CGUs exceeded the carrying value.

For each of the years presented in these financial statements, management assessed with careful consideration the recoverable amount of the CGUs. As of December 31, 2022 and 2021, no impairment of goodwill was identified for any of the CGUs, as the recoverable value of the CGUs exceeded the carrying value. An analysis of the calculation’s sensitivity to possible changes in the key assumptions such as higher discount rates, lower than budgeted EBITDA margins and lower growth rates was performed as of December 31, 2022 and 2021, and management did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.

Sensitivity analyses of reasonably possible changes in the underlying assumptions for the CGUs are as follows:

●	0% terminal value growth rate;
●	2% decrease in sustainable EBITDA margin
●	1% increase in discount rate

None of these downside sensitivity analyses in isolation indicated the need for an impairment, neither in 2022 nor 2021.

Other intangible assets

During 2020, an impairment test was performed for the NBA and NFL license rights due to the impact of the COVID-19 pandemic which led to an underperformance of the US media business. This resulted in an impairment of the NBA license in the amount of €13.2 million and of the NFL license in the amount of €2.6 million. The recoverable amount of the NBA license amounted to €63.4 million and of the NFL license to €7.3 million. WACC (before taxes) used in the value in use valuation for NBA and NFL was 9.2%. The NBA and NFL license rights impaired are part of the following segments: RoW Betting (€0.8 million), RoW Betting AV (€3.3 million) and United States (€11.7 million).

In 2021 and 2022, the Company assessed whether there is any indication that other intangible assets may be impaired, considering external and internal sources of information and concluded that no other indicators of impairment were identified.